Exchange Rate Differences on Foreign Currency - Summary of Gold and Foreign Currency Quotation Differences (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Transactions In Foreign Currency [line items]
Exchange rate differences on foreign currency	$ 612,573,105	$ 62,666,267	$ 27,265,004
For Purchase sale of foreign currency
Disclosure Of Transactions In Foreign Currency [line items]
Exchange rate differences on foreign currency	25,908,441	26,650,743	12,533,554
For Valuation of Assets and Liabilities in Foreign Currency
Disclosure Of Transactions In Foreign Currency [line items]
Exchange rate differences on foreign currency	$ 586,664,664	$ 36,015,524	$ 14,731,450